BMW Vehicle Owner Trust 2011-A

Accrued Interest Date: 6/25/12	Collection Period Ending:	6/30/12
Current Payment Date: 7/25/12	Period:	10

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$892,930,508.40	$851,647,034.33

Yield Supplement Overcollateralization	$48,835,748.76	$26,933,428.40	$25,137,254.84

Adjusted Pool Balance	$1,285,347,045.38	$865,997,080.00	$826,509,779.49

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.59	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	-	-

Class A-2 Notes	$392,000,000.00	$277,309,933.41	$237,822,632.90

Class A-3 Notes	$442,000,000.00	$442,000,000.00	$442,000,000.00

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$821,009,933.41	$781,522,632.90

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$2,436,878.33

Servicer Advances	120,081.70

Servicer Advance Reimbursement	98,253.65

Administrative Purchase Payment	0.00

Warranty Purchase Payment	3,385.16

Recoveries	24,524.39

Investment Earnings on Trust Accounts

Interest from Reserve Account	389.18

Interest from Collection Account	0.00

Total Available Interest	$2,487,005.11
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$25,718,910.72

Receipts of Pre-Paid Principal	15,266,470.51

Liquidation Proceeds	180,466.84

Administrative Purchase Payment

Warranty Purchase Payment	68,170.64

Total Available Principal	$41,234,018.71

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$43,721,023.82

Distributions:

Servicing Fees	$744,108.76

Non-recoverable Servicer Advance Reimbursement	33,456.05

Noteholder's Accrued and Unpaid Interest	512,813.55

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	39,487,300.51

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	2,943,344.95

Total Distributions	$43,721,023.82

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$892,930,508.40

Monthly Principal Received

Regular Principal Received	$25,718,910.72

Prepaid Principal Received	15,266,470.51

Liquidations	180,466.84

Principal Balance Allocable to Gross Charge-offs	49,455.36

Principal Portion of Repurchased Receivables	68,170.64

Total Monthly Principal Amounts	$41,283,474.07

Ending Receivable Principal Balance	$851,647,034.33

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$0.00	0.00
Class A-2 Notes			0.63000%	$145,587.72	0.37
Class A-3 Notes			0.76000%	$279,933.33	0.63
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$512,813.55

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$277,309,933.41	39,487,300.51	$237,822,632.90	100.73	0.61
Class A-3 Notes	$442,000,000.00	0.00	$442,000,000.00	0.00	1.00
Class A-4 Notes	$101,700,000.00	0.00	$101,700,000.00	0.00	1.00
	821,009,933.41	39,487,300.51	$781,522,632.90

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	26,933,428.40
Beginning Period Amount	26,933,428.40
Current Distribution Date Required Amount	25,137,254.84
Current Period Release	1,796,173.56
Ending Period Amount	25,137,254.84

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	389.18
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	389.18
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.59

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	47,844	47,767
Weighted Average Remaining Term	38.82	37.96
Weighted Average Annual Percentage Rate	3.20%	3.20%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$2,581,058.61	0.30%
60-89 Days	528,617.80	0.06%
90-119 Days	147,649.89	0.02%
120+ Days	113,095.06	0.01%

Total 30+ Days Past Due	$3,370,421.36	0.40%

Write-offs
Gross Principal Write-offs for Current Period		$82,714.90
Recoveries for Current Period		24,524.39
Net Write-Offs for Current Period		58,190.51
Cumulative Net Realized Losses		$844,755.18

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	498,773.38	19
Ending Period Repossessed Receivables Balance	596,232.88	18

Principal Balance of 90+ Day Repossessed Vehicles	60,218.77	2